VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Security—10.2%
U.S. Treasury Note 3.250%, 8/31/24	$ 5,000	$ 4,979
Total U.S. Government Security (Identified Cost $4,979)		4,979

Foreign Government Securities—81.1%
Angola —10.6%
Republic of Angola Via Avenir II B.V.
(6 month LIBOR + 4.500%) RegS 6.609%, 12/7/23(2)(3)(4)	339	342
(6 month LIBOR + 7.500%) RegS 10.447%, 7/1/23(2)(3)(4)	3,560	3,684
Republic of Angola Via Avenir Issuer II Ireland DAC RegS 6.927%, 2/19/27(2)(3)	1,234	1,135
		5,161

Argentina—5.7%
Provincia De Entre Rios Argentina RegS 5.750%, 8/8/28(3)(4)(5)	615	427
Republic of Argentina 1.000%, 7/9/29(5)	10,000	2,325
		2,752

Brazil—3.5%
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/25	9,200BRL	1,696
Colombia—2.4%
Titulos De Tesoreria 7.250%, 10/18/34	7,495,000COP	1,178
Ecuador—8.6%
Republic of Ecuador
144A 5.500%, 7/31/30(4)(5)(6)	7,950	4,168
	Par Value(1)	Value

Ecuador—continued
144A 2.500%, 7/31/35(4)(6)	$ 93	$ 35
		4,203

Egypt—7.2%
Arab Republic of Egypt
144A 6.375%, 4/11/31(6)	246EUR	166
144A 7.625%, 5/29/32(5)(6)	1,003	700
144A 7.903%, 2/21/48(5)(6)	2,050	1,225
144A 8.700%, 3/1/49(5)(6)	1,725	1,091
144A 8.150%, 11/20/59(5)(6)	491	304
		3,486

El Salvador—2.2%
Republic of El Salvador
144A 5.875%, 1/30/25(5)(6)	1,450	768
RegS 5.875%, 1/30/25(3)(5)	350	186
RegS 8.250%, 4/10/32(3)(5)	375	140
		1,094

Gabon—1.6%
Republic of Gabon
144A 6.950%, 6/16/25(5)(6)	832	713
144A 7.000%, 11/24/31(6)	96	72
		785

Ghana—2.9%
Republic of Ghana
144A 7.625%, 5/16/29(6)	379	143
144A 8.625%, 4/7/34(5)(6)	2,500	900
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Ghana—continued
144A 8.950%, 3/26/51(5)(6)	$ 230	$ 81
RegS 7.750%, 4/7/29(3)(5)	700	262
		1,386

Indonesia—4.3%
Indonesia Government 8.375%, 4/15/39	28,210,000IDR	2,091
Kenya—1.0%
Republic of Kenya RegS 8.250%, 2/28/48(3)(5)	702	476
Lebanon—1.0%
Lebanese Republic
6.375%, 3/9/20(7)	105	7
7.000%, 12/3/24(7)	815	58
RegS 8.250%, 4/12/21(3)(7)	3,509	246
RegS 6.100%, 10/4/22(3)(7)	2,433	169
RegS 7.000%, 3/23/32(3)(7)	212	15
		495

Malaysia—5.5%
1MDB Global Investments RegS 4.400%, 3/9/23(3)	2,800	2,676
Mozambique—1.5%
Republic of Mozambique 144A 5.000%, 9/15/31(4)(5)(6)	1,016	707
Nigeria—7.3%
Republic of Nigeria
144A 8.375%, 3/24/29(5)(6)	1,281	1,012
144A 8.747%, 1/21/31(5)(6)	434	338
	Par Value(1)	Value

Nigeria—continued
144A 7.696%, 2/23/38(5)(6)	$ 583	$ 372
RegS 7.625%, 11/28/47(3)(5)	2,970	1,827
		3,549

Pakistan—1.9%
Islamic Republic of Pakistan 144A 6.000%, 4/8/26(5)(6)	1,514	939
Papua New Guinea —3.5%
Papua New Guinea Government International Bond
144A 8.375%, 10/4/28(5)(6)	1,001	811
RegS 8.375%, 10/4/28(3)(5)	1,119	907
		1,718

Russia—2.1%
Russia Government Bond - OFZ
7.400%, 12/7/22(7)(8)	35,250RUB	172
7.700%, 3/16/39(7)(8)	138,790RUB	678
Russian Federation - Eurobond RegS 5.100%, 3/28/35(3)(7)	400	188
		1,038

Saudi Arabia—1.8%
Saudi International Bond RegS 3.250%, 10/26/26(3)	900	885
Senegal—0.4%
Republic of Senegal 144A 6.250%, 5/23/33(6)	265	213
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

South Africa—2.5%
Republic of South Africa
8.500%, 1/31/37	9,500ZAR	$ 445
6.500%, 2/28/41	14,700ZAR	540
8.750%, 2/28/48	4,500ZAR	207
		1,192

Tunisia—1.7%
Tunisian Republic 144A 5.750%, 1/30/25(5)(6)	$ 1,375	821
Venezuela—0.3%
Republic of Venezuela RegS 9.000%, 5/7/23(3)(7)	1,475	125
Zambia—1.6%
Republic of Zambia
144A 5.375%, 9/20/22(5)(6)(7)	85	48
144A 8.970%, 7/30/27(5)(6)(7)	594	355
RegS 8.970%, 7/30/27(3)(5)(7)	625	373
		776

Total Foreign Government Securities (Identified Cost $54,598)		39,442

Corporate Bonds and Notes—50.2%
Belarus—0.4%
Development Bank Belarus JSC RegS 6.750%, 5/2/24(3)(8)	1,335	214
Brazil—3.9%
Gol Finance S.A. 144A 7.000%, 1/31/25(5)(6)	1,775	1,060
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(5)(6)	1,011	845
		1,905

	Par Value(1)	Value

China—0.9%
Wanda Properties International Co., Ltd. RegS 7.250%, 1/29/24(3)(5)	$ 400	$ 290
Wanda Properties Overseas Ltd. RegS 6.875%, 7/23/23(3)(5)	200	164
		454

Colombia—2.6%
Gran Tierra Energy International Holdings Ltd. 144A 6.250%, 2/15/25(5)(6)	657	558
Gran Tierra Energy, Inc. 144A 7.750%, 5/23/27(5)(6)	857	704
		1,262

Ghana—2.6%
Tullow Oil plc
144A 7.000%, 3/1/25(5)(6)	1,296	1,030
144A 10.250%, 5/15/26(5)(6)	252	233
		1,263

India—1.4%
Vedanta Resources Finance II plc 144A 8.950%, 3/11/25(5)(6)	863	665
Indonesia—4.0%
Indika Energy Capital IV Pte Ltd. RegS 8.250%, 10/22/25(3)(5)	650	623
Theta Capital Pte Ltd.
RegS 8.125%, 1/22/25(3)(5)	640	541
RegS 6.750%, 10/31/26(3)(5)	1,050	762
		1,926

See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value(1)	Value

Kazakhstan—1.2%
Development Bank of Kazakhstan JSC 144A 10.950%, 5/6/26(6)	348,000KZT	$ 556
Mexico—31.9%
Banco Mercantil del Norte S.A. RegS 6.750% (3)(9)	$ 235	226
Petroleos Mexicanos
7.470%, 11/12/26	30,590MXN	1,327
7.690%, 1/23/50(5)	2,123	1,449
RegS 7.190%, 9/12/24(3)	43,400MXN	1,959
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	10,344	9,679
Sixsigma Networks Mexico S.A. de C.V. 144A 7.500%, 5/2/25(5)(6)	1,068	886
		15,526

Peru—0.3%
Petroleos del Peru S.A. RegS 5.625%, 6/19/47(3)	200	136
Turkey—0.7%
Aydem Yenilenebilir Enerji AS 144A 7.750%, 2/2/27(6)	462	341
Venezuela—0.3%
Petroleos de Venezuela S.A.
RegS 6.000%, 11/15/26(3)(8)(10)	2,550	76
RegS 9.750%, 5/17/35(3)(10)	2,000	68
		144

Total Corporate Bonds and Notes (Identified Cost $29,655)		24,392

	Par Value(1)	Value

Credit Linked Notes—4.3%
Iraq—4.3%
Republic of Iraq
(Counterparty: BOA) 2.536%, 1/1/28(4)(8)	246,103JPY	$ 1,394
(Counterparty: BOA) 3.213%, 1/1/28(4)(8)	124,845JPY	706
		2,100

Total Credit Linked Notes (Identified Cost $2,676)		2,100

Total Long-Term Investments—145.8% (Identified Cost $91,908)		70,913
	Shares
Short-Term Investment—3.9%
Money Market Mutual Fund—3.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(11)	1,924,544	1,925
Total Short-Term Investment (Identified Cost $1,925)		1,925

TOTAL INVESTMENTS—149.7% (Identified Cost $93,833)		$72,838
Other assets and liabilities, net—(49.7)%		(24,190)
NET ASSETS—100.0%		$48,648

Abbreviations:
BOA	Bank of America
CDS	Credit Default Swap
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
(2)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of August 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion is segregated as collateral for or reverse repurchase agreements. On August 31, 2022, securities valued at $31,590 were pledged as collateral for reverse repurchase agreements.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $22,860 or 47.0% of net assets.
(7)	Security in default; no interest payments are being received.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	No contractual maturity date.
(10)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BCLY	Barclays
CS	Credit Suisse
GS	Goldman Sachs & Co.
ICE	Intercontinental Exchange
JPM	JPMorgan Chase Bank N.A.
Foreign Currencies:
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
Mexico	21%
United States	9
Angola	7
Ecuador	6
Indonesia	6
Brazil	5
Nigeria	5
Other	41
Total	100%
† % of total investments as of August 31, 2022.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Reverse Repurchase Agreements as of August 31, 2022 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
CS	3.00%	07/28/22	$(919)
CS	3.00	07/28/22	(1,436)
CS	3.00	07/28/22	(1,114)
CS	3.10	08/26/22	(515)
CS	3.10	07/28/22	(241)
CS	3.10	08/24/22	(451)
CS	3.10	08/24/22	(550)
CS	3.10	07/28/22	(80)
CS	3.10	07/28/22	(190)
CS	3.10	07/28/22	(559)
CS	3.10	08/24/22	(584)
CS	3.10	08/24/22	(683)
CS	3.25	08/24/22	(181)
CS	3.25	08/26/22	(132)
CS	3.25	08/26/22	(256)
CS	3.50	07/28/22	(504)
CS	3.50	08/24/22	(38)
CS	3.50	08/24/22	(291)
CS	3.50	08/26/22	(861)
CS	3.50	08/26/22	(649)
CS	3.50	07/28/22	(256)
CS	3.50	08/26/22	(322)
CS	3.50	07/28/22	(202)
CS	3.50	07/28/22	(365)
CS	3.50	08/24/22	(509)
CS	3.50	08/24/22	(276)
CS	3.50	08/26/22	(253)
CS	3.50	07/28/22	(508)
CS	3.50	07/28/22	(986)
CS	3.50	08/24/22	(123)
CS	3.50	07/28/22	(546)
CS	3.50	07/28/22	(430)
CS	3.50	07/28/22	(357)
CS	3.50	08/24/22	(105)
CS	3.50	08/24/22	(809)
JPM	2.55	07/28/22	(795)
JPM	2.65	07/28/22	(889)
JPM	2.65	07/28/22	(393)
JPM	2.65	07/28/22	(1,235)
JPM	2.70	07/28/22	(1,621)
JPM	3.30	07/28/22	(541)
JPM	3.30	07/28/22	(871)
JPM	3.30	07/28/22	(948)
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Reverse Repurchase Agreements as of August 31, 2022 were as follows:
Counterparty	Interest Rate	Acquisition Date*	Amount
JPM	3.45%	07/28/22	$(694)
JPM	3.45	07/28/22	(261)
JPM	3.45	07/28/22	(128)
JPM	3.45	07/28/22	(458)
Total			$(25,115)

Footnote Legend:
*	All agreements can be terminated by either party on demand at value plus accrued interest.

Forward foreign currency exchange contracts as of August 31, 2022 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	1,506	MXN	31,200	JPM	09/09/22	$—	$(40)
Total						$—	$(40)

Centrally cleared credit default swaps - sell protection(1) outstanding as of August 31, 2022 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 4 Year CDS(3)	Quarterly	ICE	5.000%	6/20/25	$4,000	$(2,653)	$(1,019)	$—	$(1,634)
Total						$(2,653)	$(1,019)	$—	$(1,634)

Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Eskom Holdings SOC Ltd. 5 Year CDS(4)	Quarterly	BCLY	1.000%	12/20/25	$6,100	$(714)	$(691)	$—	$(23)
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
Over-the-counter credit default swaps - sell protection(1) outstanding as of August 31, 2022 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Republic of Argentina 4 Year CDS(3)	Quarterly	BCLY	5.000%	06/20/25	$4,000	$(2,652)	$(1,012)	$—	$(1,641)
Republic of Argentina 5 Year CDS(3)	Quarterly	GS	5.000%	12/20/25	2,250	(1,508)	(467)	—	(1,040)
Republic of Argentina 5 Year CDS(3)	Quarterly	BCLY	5.000%	12/20/25	9,100	(6,098)	(1,892)	—	(4,206)
Republic of Turkey CDS	Quarterly	BCLY	1.000%	06/20/27	3,059	(735)	(690)	—	(45)
Total						$(11,707)	$(4,752)	$—	$(6,955)

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Based on Republic of Argentina Sovereign Debt Obligation, USD Denominated 1.00% fixed coupon, 07/09/2029 maturity.
(4)	Based on Eskom Holdings SOC, Ltd. Corporate Debt Obligation, USD Denominated 6.35% fixed coupon, 08/10/2028 maturity.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$24,392	$—	$24,102	$290
Foreign Government Securities	39,442	—	38,592	850
U.S. Government Security	4,979	—	4,979	—
Credit Linked Notes	2,100	—	—	2,100
Money Market Mutual Fund	1,925	1,925	—	—
Total Assets	72,838	1,925	67,673	3,240
Liabilities:
Other Financial Instruments:(1)
Forward Foreign Currency Exchange Contract	(40)	—	(40)	—
Centrally Cleared Credit Default Swap	(2,653)	—	(2,653)	—
Over-the-Counter Credit Default Swaps	(11,707)	—	(11,707)	—
Reverse Repurchase Agreements	(25,115)	—	(25,115)	—
Total Liabilities	(39,515)	—	(39,515)	—
Total Investments	$33,323	$1,925	$28,158	$3,240

(1)	Other financial instruments are derivative instruments reflected in the Schedule of Investments. The derivatives shown in this table are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. For liabilities arising from reverse repurchase agreements, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. As of August 31, 2022, the liabilities related to reverse repurchase agreements used level 2 inputs.
Securities held by the Fund with an end of period value of $1,140 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Foreign Government Securities	Corporate Bonds And Notes	Credit-Linked Notes
Investments in Securities
Balance as of November 30, 2021:	$3,120	$—	$—	$3,120
Accrued discount/(premium)	75	—	—	75
Net realized gain (loss)	62	—	—	62
Net change in unrealized appreciation (depreciation)(a)	(616)	—	—	(616)
Sales(b)	(541)	—	—	(541)
Transfers into Level 3(c)	1,140	850	290	—
Balance as of August 31, 2022	$3,240	$850	$290	$2,100
(a) The net change in unrealized appreciation (depreciation) on investments still held at August 31, 2022, was $(616).
(b) Includes paydowns on securities.
(c) “Transfers into and/or from” represent the ending value as of August 31, 2022 for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based

VIRTUS STONE HARBOR EMERGING MARKETS TOTAL INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.